ING LOGO
AMERICAS
US Legal Services

Michael A. Pignatella
Counsel
Tel: 860.580.2831 | Fax: 860.580.4934
Email: michael.pignatella@us.ing.com

May 7, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Individual Nonqualified Variable Annuity
File Nos.: 033-75998 and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this is to certify that the
Contract Prospectus Supplement and the Statement of Additional Information dated May 7, 2010 contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (“Amendment
No. 28”) for Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Registrant”) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 28 which was declared effective on
May 7, 2010. The text of Amendment No. 28 was filed electronically on May 7, 2010.

If you have any questions, please call the undersigned at 860-580-2831.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation